Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]
Profit or loss [abstract]
Revenue	$ 18,193,616	$ 8,294,804
Cost of revenue	(9,554,327)	(5,537,346)
Gross profit	8,639,289	2,757,458
Operating (Expenses) Income
General and administrative	(21,073,794)	(7,211,204)
Depreciation and amortization	(1,182,413)	(38,864)
Other operating income	144,396	490,300
Impairment loss	(28,246,010)
(Loss) gains from foreign currency transactions	135,625	(166,174)
Total operating expenses	(50,222,196)	(6,925,942)
Loss from Operations	(41,582,907)	(4,168,484)
Other Expense
Other Income	418,437
Revaluation adjustment of contingent liabilities	(13,838,197)
Interest expense, net	(1,312,476)	(449,566)
Total Other Expense	(14,732,236)	(449,566)
Loss Before Income Tax	(56,315,143)	(4,618,050)
Income Tax Benefit	1,063,596	128,852
Net Loss	(55,251,547)	(4,489,198)
Other comprehensive income:
Foreign currency translation	(1,045,076)	230,081
Total Comprehensive Loss	(56,296,623)	(4,259,117)
Net Loss is attributed to:
Owners of Genius Group Ltd	(55,045,526)	(4,315,239)
Non-controlling interest	(206,021)	(173,959)
Net Loss	(55,251,547)	(4,489,198)
Total Comprehensive Loss is attributable to:
Owners of Genius Group Ltd	(56,090,602)	(4,085,158)
Non-controlling interest	$ (206,021)	$ (173,959)
Net loss per share attributed to common stockholders, basic and diluted	$ (2.44)	$ (0.28)
Weighted-average number of shares outstanding, basic, and diluted	22,634,366	16,155,812
Number of shares outstanding, basic, and diluted	27,705,227	16,155,812

[1]	Restatement details in Note 2